Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - Previously Reported [Member]	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	¥ 41,469,595		¥ 15,464,417
Less: allowance of credit losses
Accounts receivable, net	¥ 41,469,595	$ 5,706,406	¥ 15,464,417